Property, equipment and software, net (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, equipment and software, net
Total consideration	¥ 122,269	¥ 26,119
Building
Property, equipment and software, net
Total consideration	¥ 92,747